Note 8 - Property and Equipment and Leases - Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Less than one year	$ 154	$ 153
Two to three years	314	306
Four to five years	0	160
Undiscounted minimum lease payments	468	619
Effect of discounting	(83)	(143)
Present value of minimum lease payments - total lease obligation	385	476
Less: current portion	(110)	(93)
Long-term lease obligation	$ 275	$ 383